Fair values of financial instruments not carried at fair value (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
Fair values of financial instruments not carried at fair value and bases of valuation - assets

Financial instruments carried at fair value and bases of valuation
	2024				2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	236,593	71,574	6,675	314,842	202,020	82,833	4,306	289,159
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	39,331	56,694	19,744	115,769	27,030	63,825	19,788	110,643
Derivatives	1,859	264,629	2,149	268,637	931	226,714	2,069	229,714
Financial investments	258,371	78,088	2,734	339,193	215,228	76,591	2,618	294,437
Liabilities
Trading liabilities	42,038	23,160	784	65,982	53,354	19,318	478	73,150
Financial liabilities designated at fair value	2,152	127,458	9,117	138,727	1,266	129,232	10,928	141,426
Derivatives	1,088	260,518	2,842	264,448	1,918	230,285	2,569	234,772
The table below provides the fair value levelling of assets held for sale and liabilities of disposal groups that have been classified as held for sale in accordance with IFRS 5. For further details, see Note 23.

Financial instruments carried at fair value and bases of valuation – assets and liabilities held for sale
	2024				2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	—	—	—	—	2,403	61	—	2,465
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	2,967	9,018	2,575	14,560	—	15	49	64
Derivatives	—	36	—	36	—	528	—	528
Financial investments	2,651	5,345	504	8,500	9,357	—	28	9,385
Liabilities
Trading liabilities	—	—	—	—	1,352	64	—	1,417
Financial liabilities designated at fair value	—	130	—	130	—	2,370	—	2,370
Derivatives	—	19	—	19	—	615	—	615

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 31 Dec 2024
Transfers from Level 1 to Level 2	13,511	9,246	1,540	—	191	—	—
Transfers from Level 2 to Level 1	10,752	6,060	3,042	—	159	—	—
At 31 Dec 2023
Transfers from Level 1 to Level 2	13,200	8,066	1,709	—	54	—	—
Transfers from Level 2 to Level 1	9,975	5,758	2,477	—	309	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	552	1	17,705	—	18,258	—	1	—	1
Asset-backed securities	182	198	—	—	380	—	—	—	—
Structured notes	—	—	3	—	3	—	9,113	—	9,113
Other derivatives	—	—	—	2,149	2,149	—	—	2,842	2,842
Other portfolios	2,000	6,476	2,036	—	10,512	784	3	—	787
At 31 Dec 2024	2,734	6,675	19,744	2,149	31,302	784	9,117	2,842	12,743
Private equity including strategic investments	507	7	17,640	—	18,154	—	1	—	1
Asset-backed securities	309	128	8	—	445	—	—	—	—
Structured notes	—	—	3	—	3	—	10,331	—	10,331
Other derivatives	—	—	—	2,069	2,069	—	—	2,569	2,569
Other portfolios	1,802	4,171	2,137	—	8,110	478	596	—	1,074
At 31 Dec 2023	2,618	4,306	19,788	2,069	28,781	478	10,928	2,569	13,975

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2024	2,618	4,306	19,788	2,069	478	10,928	2,569
Total gains/(losses) recognised in profit or loss	(9)	280	896	1,037	18	496	1,268
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	280	—	1,037	18	496	1,268
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	684	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	212	—	—	—	—
– gains less losses from financial investments at fair value through other comprehensive income	(9)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(78)	(115)	(39)	(36)	(18)	(45)	(53)
– financial investments: fair value gains/(losses)	18	—	—	—	—	33	—
– exchange differences	(96)	(115)	(39)	(36)	(18)	(78)	(53)
Purchases	1,670	4,170	6,261	—	924	—	—
New issuances	—	—	—	—	—	6,521	—
Sales	(97)	(1,477)	(649)	—	(295)	—	—
Settlements[2]	(1,011)	(967)	(6,476)	(897)	(307)	(4,750)	(568)
Transfers out[3]	(438)	(429)	(278)	(777)	(29)	(6,048)	(1,346)
Transfers in3	79	907	241	753	13	2,015	972
At 31 Dec 2024	2,734	6,675	19,744	2,149	784	9,117	2,842
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2024	—	(150)	11	(1,377)	(6)	(94)	(1,343)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(150)	—	(1,377)	(6)	—	(1,343)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	11	—	—	(94)	—

At 1 Jan 2023	2,961	4,817	17,407	1,964	474	10,432	2,920
Total gains/(losses) recognised in profit or loss	(44)	266	921	692	75	97	910
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	266	—	692	75	97	910
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	—	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	921	—	—	—	—
– gains less losses from financial investments at fair value through other comprehensive income	(44)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	28	108	87	81	24	523	111
– financial investments: fair value gains/(losses)	(44)	—	—	—	—	335	—
– exchange differences	72	108	87	81	24	188	111
Purchases	353	2,276	3,555	—	291	—	—
New issuances	—	2	—	—	2	5,389	—
Sales	(290)	(2,478)	(658)	—	(320)	(2)	—
Settlements	(352)	(872)	(1,886)	(1,018)	(74)	(3,258)	(1,565)
Transfers out	(662)	(922)	(156)	(240)	(45)	(2,881)	(358)
Transfers in	624	1,109	518	590	51	628	551
At 31 Dec 2023	2,618	4,306	19,788	2,069	478	10,928	2,569
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2023	—	(152)	82	737	—	(433)	(903)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(152)	—	737	—	—	(903)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	82	—	—	(433)	—
1Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.
2Includes $3.1bn decrease from classification of the assets of our French Life Insurance business as assets held for sale.
3Includes $4.4bn of transfers out and $1.5bn of transfers in relating to enhancement of observability assessments on equity structured notes.

Basis of valuing HSBC Holdings’ financial assets and liabilities measured at fair value
	2024			2023
	Level 1	Level 2	Total	Level 1	Level 2	Total
	$m	$m	$m	$m	$m	$m
Recurring fair value measurement
Assets at 31 Dec
Trading assets	709	—	709	—	—	—
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	—	61,286	61,286	—	59,879	59,879
Derivatives	—	3,054	3,054	—	3,344	3,344
Liabilities at 31 Dec
Financial liabilities designated at fair value	—	41,582	41,582	—	43,638	43,638
Derivatives	—	5,340	5,340	—	6,090	6,090

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2024
Assets
Loans and advances to banks	102,039	—	101,007	1,048	102,055
Loans and advances to customers[1]	930,658	—	11,435	906,208	917,643
Reverse repurchase agreements – non-trading	252,549	—	252,598	—	252,598
Financial investments – at amortised cost	153,973	120,843	29,493	724	151,060
Liabilities
Deposits by banks	73,997	—	74,025	—	74,025
Customer accounts	1,654,955	—	1,655,151	—	1,655,151
Repurchase agreements – non-trading	180,880	—	180,873	—	180,873
Debt securities in issue	105,785	—	105,689	954	106,643
Subordinated liabilities	25,958	—	28,262	—	28,262

At 31 Dec 2023
Assets
Loans and advances to banks	112,902	2	111,263	1,479	112,744
Loans and advances to customers	938,535	—	13,258	911,124	924,382
Reverse repurchase agreements – non-trading	252,217	—	252,243	—	252,243
Financial investments – at amortised cost	148,326	115,383	30,765	440	146,588
Liabilities
Deposits by banks	73,163	—	73,176	—	73,176
Customer accounts	1,611,647	—	1,611,795	—	1,611,795
Repurchase agreements – non-trading	172,100	—	172,081	—	172,081
Debt securities in issue	93,917	—	93,196	706	93,902
Subordinated liabilities	24,954	—	27,151	—	27,151
1Includes retained portfolio of French home and other loans following the sale of retail banking operations in France, with carrying amount of $6.9bn (2023:
$7.9bn). We reclassified the portfolio to a hold-to-collect-and-sell business model from 1 January 2025 and will measure it prospectively from the first quarter of
2025 at fair value through other comprehensive income. We expect to recognise an estimated $1bn fair value pre-tax loss in other comprehensive income on the remeasurement of these financial instruments. The valuation of this portfolio of loans may be substantially different in the event of a sale due to entity and deal-specific factors, including funding costs and the value of customer relationships (refer Note 23 for details).

Fair values of financial instruments not carried at fair value and bases of valuation – assets and disposal groups held for sale
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2024
Assets
Loans and advances to banks	144	—	144	—	144
Loans and advances to customers	977	—	11	966	977
Reverse repurchase agreements – non-trading	—	—	—	—	—
Financial investments – at amortised cost	—	—	—	—	—
Liabilities
Deposits by banks	—	—	—	—	—
Customer accounts	5,399	—	5,399	—	5,399
Repurchase agreements – non-trading	—	—	—	—	—
Debt securities in issue	—	—	—	—	—
Subordinated liabilities	—	—	—	—	—

At 31 Dec 2023
Assets
Loans and advances to banks	10,487	—	10,487	—	10,487
Loans and advances to customers	73,376	—	90	72,200	72,290
Reverse repurchase agreements – non-trading	2,723	—	2,723	—	2,723
Financial investments – at amortised cost	7,624	7,530	—	5	7,535
Liabilities
Deposits by banks	78	—	78	—	78
Customer accounts	85,950	—	86,475	—	86,475
Repurchase agreements – non-trading	2,768	—	2,768	—	2,768
Debt securities in issue	9,084	—	8,820	—	8,820
Subordinated liabilities	8	—	7	—	7

Fair values of HSBC Holdings’ financial instruments not carried at fair value on the balance sheet
	2024		2023
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Assets at 31 Dec
Loans and advances to HSBC undertakings	37,677	38,359	27,354	27,878
Financial investments – at amortised cost	10,328	10,335	19,558	19,531
Liabilities at 31 Dec
Debt securities in issue	64,320	65,123	65,239	65,172
Subordinated liabilities	23,548	25,911	24,439	26,651
1Fair values (other than Financial investments which are Level 1) were determined using valuation techniques with observable inputs (Level 2).

Fair values of financial instruments not carried at fair value and bases of valuation - liabilities

Financial instruments carried at fair value and bases of valuation
	2024				2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	236,593	71,574	6,675	314,842	202,020	82,833	4,306	289,159
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	39,331	56,694	19,744	115,769	27,030	63,825	19,788	110,643
Derivatives	1,859	264,629	2,149	268,637	931	226,714	2,069	229,714
Financial investments	258,371	78,088	2,734	339,193	215,228	76,591	2,618	294,437
Liabilities
Trading liabilities	42,038	23,160	784	65,982	53,354	19,318	478	73,150
Financial liabilities designated at fair value	2,152	127,458	9,117	138,727	1,266	129,232	10,928	141,426
Derivatives	1,088	260,518	2,842	264,448	1,918	230,285	2,569	234,772
The table below provides the fair value levelling of assets held for sale and liabilities of disposal groups that have been classified as held for sale in accordance with IFRS 5. For further details, see Note 23.

Financial instruments carried at fair value and bases of valuation – assets and liabilities held for sale
	2024				2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	—	—	—	—	2,403	61	—	2,465
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	2,967	9,018	2,575	14,560	—	15	49	64
Derivatives	—	36	—	36	—	528	—	528
Financial investments	2,651	5,345	504	8,500	9,357	—	28	9,385
Liabilities
Trading liabilities	—	—	—	—	1,352	64	—	1,417
Financial liabilities designated at fair value	—	130	—	130	—	2,370	—	2,370
Derivatives	—	19	—	19	—	615	—	615

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 31 Dec 2024
Transfers from Level 1 to Level 2	13,511	9,246	1,540	—	191	—	—
Transfers from Level 2 to Level 1	10,752	6,060	3,042	—	159	—	—
At 31 Dec 2023
Transfers from Level 1 to Level 2	13,200	8,066	1,709	—	54	—	—
Transfers from Level 2 to Level 1	9,975	5,758	2,477	—	309	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	552	1	17,705	—	18,258	—	1	—	1
Asset-backed securities	182	198	—	—	380	—	—	—	—
Structured notes	—	—	3	—	3	—	9,113	—	9,113
Other derivatives	—	—	—	2,149	2,149	—	—	2,842	2,842
Other portfolios	2,000	6,476	2,036	—	10,512	784	3	—	787
At 31 Dec 2024	2,734	6,675	19,744	2,149	31,302	784	9,117	2,842	12,743
Private equity including strategic investments	507	7	17,640	—	18,154	—	1	—	1
Asset-backed securities	309	128	8	—	445	—	—	—	—
Structured notes	—	—	3	—	3	—	10,331	—	10,331
Other derivatives	—	—	—	2,069	2,069	—	—	2,569	2,569
Other portfolios	1,802	4,171	2,137	—	8,110	478	596	—	1,074
At 31 Dec 2023	2,618	4,306	19,788	2,069	28,781	478	10,928	2,569	13,975

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2024	2,618	4,306	19,788	2,069	478	10,928	2,569
Total gains/(losses) recognised in profit or loss	(9)	280	896	1,037	18	496	1,268
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	280	—	1,037	18	496	1,268
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	684	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	212	—	—	—	—
– gains less losses from financial investments at fair value through other comprehensive income	(9)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(78)	(115)	(39)	(36)	(18)	(45)	(53)
– financial investments: fair value gains/(losses)	18	—	—	—	—	33	—
– exchange differences	(96)	(115)	(39)	(36)	(18)	(78)	(53)
Purchases	1,670	4,170	6,261	—	924	—	—
New issuances	—	—	—	—	—	6,521	—
Sales	(97)	(1,477)	(649)	—	(295)	—	—
Settlements[2]	(1,011)	(967)	(6,476)	(897)	(307)	(4,750)	(568)
Transfers out[3]	(438)	(429)	(278)	(777)	(29)	(6,048)	(1,346)
Transfers in3	79	907	241	753	13	2,015	972
At 31 Dec 2024	2,734	6,675	19,744	2,149	784	9,117	2,842
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2024	—	(150)	11	(1,377)	(6)	(94)	(1,343)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(150)	—	(1,377)	(6)	—	(1,343)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	11	—	—	(94)	—

At 1 Jan 2023	2,961	4,817	17,407	1,964	474	10,432	2,920
Total gains/(losses) recognised in profit or loss	(44)	266	921	692	75	97	910
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	266	—	692	75	97	910
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	—	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	921	—	—	—	—
– gains less losses from financial investments at fair value through other comprehensive income	(44)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	28	108	87	81	24	523	111
– financial investments: fair value gains/(losses)	(44)	—	—	—	—	335	—
– exchange differences	72	108	87	81	24	188	111
Purchases	353	2,276	3,555	—	291	—	—
New issuances	—	2	—	—	2	5,389	—
Sales	(290)	(2,478)	(658)	—	(320)	(2)	—
Settlements	(352)	(872)	(1,886)	(1,018)	(74)	(3,258)	(1,565)
Transfers out	(662)	(922)	(156)	(240)	(45)	(2,881)	(358)
Transfers in	624	1,109	518	590	51	628	551
At 31 Dec 2023	2,618	4,306	19,788	2,069	478	10,928	2,569
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2023	—	(152)	82	737	—	(433)	(903)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(152)	—	737	—	—	(903)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	82	—	—	(433)	—
1Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.
2Includes $3.1bn decrease from classification of the assets of our French Life Insurance business as assets held for sale.
3Includes $4.4bn of transfers out and $1.5bn of transfers in relating to enhancement of observability assessments on equity structured notes.

Basis of valuing HSBC Holdings’ financial assets and liabilities measured at fair value
	2024			2023
	Level 1	Level 2	Total	Level 1	Level 2	Total
	$m	$m	$m	$m	$m	$m
Recurring fair value measurement
Assets at 31 Dec
Trading assets	709	—	709	—	—	—
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	—	61,286	61,286	—	59,879	59,879
Derivatives	—	3,054	3,054	—	3,344	3,344
Liabilities at 31 Dec
Financial liabilities designated at fair value	—	41,582	41,582	—	43,638	43,638
Derivatives	—	5,340	5,340	—	6,090	6,090

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2024
Assets
Loans and advances to banks	102,039	—	101,007	1,048	102,055
Loans and advances to customers[1]	930,658	—	11,435	906,208	917,643
Reverse repurchase agreements – non-trading	252,549	—	252,598	—	252,598
Financial investments – at amortised cost	153,973	120,843	29,493	724	151,060
Liabilities
Deposits by banks	73,997	—	74,025	—	74,025
Customer accounts	1,654,955	—	1,655,151	—	1,655,151
Repurchase agreements – non-trading	180,880	—	180,873	—	180,873
Debt securities in issue	105,785	—	105,689	954	106,643
Subordinated liabilities	25,958	—	28,262	—	28,262

At 31 Dec 2023
Assets
Loans and advances to banks	112,902	2	111,263	1,479	112,744
Loans and advances to customers	938,535	—	13,258	911,124	924,382
Reverse repurchase agreements – non-trading	252,217	—	252,243	—	252,243
Financial investments – at amortised cost	148,326	115,383	30,765	440	146,588
Liabilities
Deposits by banks	73,163	—	73,176	—	73,176
Customer accounts	1,611,647	—	1,611,795	—	1,611,795
Repurchase agreements – non-trading	172,100	—	172,081	—	172,081
Debt securities in issue	93,917	—	93,196	706	93,902
Subordinated liabilities	24,954	—	27,151	—	27,151
1Includes retained portfolio of French home and other loans following the sale of retail banking operations in France, with carrying amount of $6.9bn (2023:
$7.9bn). We reclassified the portfolio to a hold-to-collect-and-sell business model from 1 January 2025 and will measure it prospectively from the first quarter of
2025 at fair value through other comprehensive income. We expect to recognise an estimated $1bn fair value pre-tax loss in other comprehensive income on the remeasurement of these financial instruments. The valuation of this portfolio of loans may be substantially different in the event of a sale due to entity and deal-specific factors, including funding costs and the value of customer relationships (refer Note 23 for details).

Fair values of financial instruments not carried at fair value and bases of valuation – assets and disposal groups held for sale
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2024
Assets
Loans and advances to banks	144	—	144	—	144
Loans and advances to customers	977	—	11	966	977
Reverse repurchase agreements – non-trading	—	—	—	—	—
Financial investments – at amortised cost	—	—	—	—	—
Liabilities
Deposits by banks	—	—	—	—	—
Customer accounts	5,399	—	5,399	—	5,399
Repurchase agreements – non-trading	—	—	—	—	—
Debt securities in issue	—	—	—	—	—
Subordinated liabilities	—	—	—	—	—

At 31 Dec 2023
Assets
Loans and advances to banks	10,487	—	10,487	—	10,487
Loans and advances to customers	73,376	—	90	72,200	72,290
Reverse repurchase agreements – non-trading	2,723	—	2,723	—	2,723
Financial investments – at amortised cost	7,624	7,530	—	5	7,535
Liabilities
Deposits by banks	78	—	78	—	78
Customer accounts	85,950	—	86,475	—	86,475
Repurchase agreements – non-trading	2,768	—	2,768	—	2,768
Debt securities in issue	9,084	—	8,820	—	8,820
Subordinated liabilities	8	—	7	—	7

Fair values of HSBC Holdings’ financial instruments not carried at fair value on the balance sheet
	2024		2023
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Assets at 31 Dec
Loans and advances to HSBC undertakings	37,677	38,359	27,354	27,878
Financial investments – at amortised cost	10,328	10,335	19,558	19,531
Liabilities at 31 Dec
Debt securities in issue	64,320	65,123	65,239	65,172
Subordinated liabilities	23,548	25,911	24,439	26,651
1Fair values (other than Financial investments which are Level 1) were determined using valuation techniques with observable inputs (Level 2).